Financial liabilities at fair value through profit or loss (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 1,632,457	₩ 1,420,306
Securities sold
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	1,164,697	961,372
Stocks
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	298,008	488,873
Municipal bonds
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	825,942	440,382
Other securities
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	40,747	32,117
Gold deposits
Financial liabilities at fair value through profit or loss [Line Items]
Financial liabilities at fair value through profit or loss	₩ 467,760	₩ 458,934